Employees' Stock Option Plans (ESOP) - Summary of Weighted Average Share Price of Option Exercised (Details) - $ / shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
2019 Stock Ownership Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price of options exercised	$ 16.62	$ 18.75	$ 16.39
2015 Stock Incentive Compensation Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price of options exercised	$ 16.77	$ 18.89	$ 17.07